Other income, net	12 Months Ended
Jun. 30, 2025
Other Income and Expenses [Abstract]
Other income, net

19. Other income, net

The following table shows other income, net for the years ended June 30, 2023, 2024 and 2025, respectively:

	For the years ended June 30,
	2023	2024	2025	2025
	GBP	GBP	GBP	US$
Gain on disposal of property and equipment	-	-	12,188	16,724
Gain on disposal of a subsidiary	-	-	303,012	415,768
Rental income	49,482	54,830	56,531	77,568
Gain on life insurance policy	-	10,559	13,179	18,083
Government subsidies	38,737	-	-	-
Other	773	37	(2,862)	(3,928)
Total	88,992	65,426	382,048	524,215

On March 25, 2025, EGHL transferred all of the issued and outstanding shares of GAI to Mr. Michael Lau for consideration of HKD$1. As of disposal date, the net liabilities disposed of equals to GBP303,013. The Company has recognized gain of GBP303,012 (US$415,768) for the year ended June 30, 2025.